Operating profit (Tables)	12 Months Ended
Dec. 31, 2018
Operating profit
Schedule of other operating income and expense

	2018	2017	2016
	$m	$m	$m
Royalties
Income	96	132	406
Amortisation	(4)	(45)	(86)
Gains on disposal of intangible assets	1,885	1,518	1,301
Gains on disposal of short-term investments	–	161	–
Net (losses)/gains on disposal of other non-current assets	(8)	24	29
Impairment of property, plant and equipment	–	(78)	–
Legal settlements	374	–	–
Other income	277	286	146
Other expense	(93)	(168)	(141)
Other operating income and expense	2,527	1,830	1,655

Schedule of restructuring costs

	2018	2017	2016
	$m	$m	$m
Cost of sales	432	181	130
Research and development expense	94	201	178
Selling, general and administrative costs	181	347	823
Other operating income and expense	(10)	78	(24)
Total charge	697	807	1,107

	2018	2017	2016
	$m	$m	$m
Severance costs	41	176	505
Accelerated depreciation and impairment	259	141	46
Other	397	490	556
Total charge	697	807	1,107

Schedule of net gains and losses on financial instruments included within operating profit

	2018	2017	2016
	$m	$m	$m
Losses on forward foreign exchange contracts	(100)	(6)	(216)
Gains/(losses) on receivables and payables	43	(30)	132
Gains on disposal of short-term investments	–	161	–
Gains on other available for sale investments	–	34	–
Total	(57)	159	(84)